Common Stock (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Nov. 06, 2015	Dec. 31, 2015	May. 27, 2015	Mar. 27, 2015	Dec. 31, 2015	Dec. 31, 2014
Common Stock, par value		$ 0.00001			$ 0.00001	$ 0.00001
Common Stock, shares authorized		100,000,000			100,000,000	100,000,000
Shares Issued, shares	3,000,000		750,000	10,050,000
Shares Issued, value			$ 45,000	$ 1,005,000
Shares Issued, debt settlement			$ 30,000
Shares Issued, per share value			$ 0.10	$ 0.10
Warrants/Options			Each Unit consisted of one share of restricted common stock and one-half of a warrant. Each whole warrant allows the holder to purchase one additional share at a price of $0.20 per share at any time between March 10, 2016 and May 27, 2016.	Each Unit consisted of one share of restricted common stock and one-half of a warrant. Each whole warrant allows the holder to purchase one additional share at a price of $0.20 per share at any time between March 10, 2016 and May 27, 2016.
Service Agreements
Shares Issued, shares						2,621,902
Shares Issued, per share value						$ 0.95
Three Employees For Services Rendered
Shares Issued, shares					96,165
Shares Issued, value					$ 13,025
Employment Contract With A Director
Shares Issued, shares		275,000
Shares Issued, value		$ 22,000